OTHER EXPENSES - OTHER (INCOME) COSTS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Expense [Abstract]
Finance income	$ (2.6)	$ (3.4)
Unrealized (gain) loss on derivatives	(9.4)	9.3
Net foreign exchange loss	9.5	15.0
Other (income) costs, net	$ (2.5)	$ 20.9	[1]

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.